AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.8%
Real Estate – 34.5%
Diversified Real Estate Activities – 2.1%
City Developments Ltd.	249,700	$1,495,358
Mitsubishi Estate Co., Ltd.	150,600	2,163,412
Mitsui Fudosan Co., Ltd.	522,700	8,171,872
New World Development Co., Ltd.	394,750	1,927,474
Sumitomo Realty & Development Co., Ltd.	50,600	1,290,402
Sun Hung Kai Properties Ltd.	332,000	4,037,715
UOL Group Ltd.	329,700	1,597,028

		20,683,261

Diversified REITs – 2.3%
Activia Properties, Inc.	390	1,283,437
Alexander & Baldwin, Inc.	139,340	1,646,999
Armada Hoffler Properties, Inc.	164,533	1,586,098
Essential Properties Realty Trust, Inc.	201,580	3,245,438
Fibra Uno Administracion SA de CV	991,230	801,268
Gecina SA	13,730	1,781,086
Growthpoint Properties Ltd.	1,440,142	1,121,924
Hulic Reit, Inc.	2,033	2,392,021
NIPPON REIT Investment Corp.	277	837,491
Nomura Real Estate Master Fund, Inc.	1,297	1,608,496
Stockland	1,466,120	3,313,593
United Urban Investment Corp.	3,085	3,000,068

		22,617,919

Health Care REITs – 3.1%
Assura PLC	4,648,560	4,792,871
Medical Properties Trust, Inc.	315,130	6,343,567
Omega Healthcare Investors, Inc.	170,626	5,524,870
Physicians Realty Trust	210,056	3,789,410
Welltower, Inc.	189,880	10,169,973

		30,620,691

Hotel & Resort REITs – 0.3%
RLJ Lodging Trust	326,120	2,612,221

Industrial REITs – 3.7%
Americold Realty Trust	109,740	4,428,009
Dream Industrial Real Estate Investment Trust	194,124	1,594,209
Industrial & Infrastructure Fund Investment Corp.(a)	906	1,703,973
Nippon Prologis REIT, Inc.	255	880,258
Prologis, Inc.	157,911	16,646,978
Rexford Industrial Realty, Inc.	97,880	4,593,508
Segro PLC	148,262	1,877,626
STAG Industrial, Inc.	125,080	4,077,608

		35,802,169

Office REITs – 3.8%
Alexandria Real Estate Equities, Inc.	46,461	8,249,151
Allied Properties Real Estate Investment Trust	77,560	2,322,544
Boston Properties, Inc.	78,920	7,030,983
CapitaLand Commercial Trust	2,343,000	2,762,900
Cousins Properties, Inc.	151,215	4,645,325
Daiwa Office Investment Corp.	277	1,452,213
Inmobiliaria Colonial Socimi SA	136,090	1,166,533

Company	Shares	U.S. $ Value

Japan Real Estate Investment Corp.	295	$1,505,191
Kilroy Realty Corp.	71,700	4,177,959
SL Green Realty Corp.	52,130	2,424,045
True North Commercial Real Estate Investment Trust	146,620	646,925
Vornado Realty Trust	14,524	501,368

		36,885,137

Real Estate Development – 3.4%
China Resources Land Ltd.	1,110,000	4,626,380
CIFI Holdings Group Co., Ltd.	5,636,000	5,066,332
CK Asset Holdings Ltd.	759,000	4,214,475
Emaar Properties PJSC(b)	2,367,470	1,674,330
Instone Real Estate Group AG(b) (c)	95,480	2,447,216
Megaworld Corp.(b)	17,716,000	1,083,936
Midea Real Estate Holding Ltd.(c)	2,038,400	5,215,511
Sunac China Holdings Ltd.	624,000	2,942,319
Times China Holdings Ltd.	3,032,000	5,372,611

		32,643,110

Real Estate Operating Companies – 4.7%
Aroundtown SA(b)	608,173	3,662,163
Azrieli Group Ltd.	24,850	1,208,660
CA Immobilien Anlagen AG(b)	80,379	2,519,310
Central Pattana PCL	421,300	651,895
Deutsche Wohnen SE	102,350	4,979,986
Entra ASA(c)	158,208	2,233,407
Fabege AB	105,575	1,354,013
Grainger PLC	791,800	3,002,720
Hulic Co., Ltd.(a)	40,000	343,826
Kojamo Oyj	62,620	1,556,405
Kungsleden AB	150,366	1,216,203
LEG Immobilien AG(b)	17,470	2,435,956
PSP Swiss Property AG (REG)	22,300	2,477,282
Samhallsbyggnadsbolaget i Norden AB(a)	810,980	2,210,931
SM Prime Holdings, Inc.	1,497,400	918,189
Swire Properties Ltd.	661,000	1,527,566
Vonovia SE	157,563	10,184,217
Wharf Real Estate Investment Co., Ltd.	308,000	1,089,352
Wihlborgs Fastigheter AB	142,890	2,407,991

		45,980,072

Real Estate Services – 0.3%
Times Neighborhood Holdings Ltd.(c)	868,769	1,367,976
Unibail-Rodamco-Westfield(a)	21,490	1,127,166

		2,495,142

Residential REITs – 4.6%
American Campus Communities, Inc.	112,580	4,012,351
American Homes 4 Rent - Class A	188,450	5,465,050
Bluerock Residential Growth REIT, Inc.	80,910	585,788
Camden Property Trust	53,030	4,815,654
Comforia Residential REIT, Inc.(a)	481	1,506,573
Daiwa Securities Living Investments Corp.	2,530	2,558,341
Essex Property Trust, Inc.	22,850	5,043,909

Company	Shares	U.S. $ Value

Independence Realty Trust, Inc.	282,150	$3,244,725
Killam Apartment Real Estate Investment Trust	296,860	3,856,332
Mid-America Apartment Communities, Inc.	42,760	5,096,564
Northview Apartment Real Estate Investment Trust	62,620	1,638,139
Sun Communities, Inc.	47,137	7,067,251

		44,890,677

Retail REITs – 3.6%
AEON REIT Investment Corp.(a)	1,840	1,814,544
Brixmor Property Group, Inc.	426,570	4,909,821
Eurocommercial Properties NV	106,700	1,319,055
Kenedix Retail REIT Corp.	349	606,172
Link REIT	552,901	4,289,999
National Retail Properties, Inc.	76,250	2,703,063
Realty Income Corp.	133,790	8,034,089
Retail Properties of America, Inc. - Class A	523,550	3,329,778
Simon Property Group, Inc.	21,242	1,324,439
SITE Centers Corp.	336,640	2,467,571
Vicinity Centres	4,133,140	3,818,069

		34,616,600

Specialized REITs – 2.6%
American Tower Corp.	3,031	792,273
CubeSmart	142,530	4,228,865
Digital Realty Trust, Inc.	72,730	11,676,074
MGM Growth Properties LLC - Class A	103,196	2,821,379
National Storage Affiliates Trust	122,530	3,776,374
Safestore Holdings PLC	157,000	1,578,203
VICI Properties, Inc.	25,631	556,449

		25,429,617

		335,276,616

Energy – 8.2%
Integrated Oil & Gas – 7.2%
BP PLC	1,969,208	7,131,495
Cenovus Energy, Inc.	41,921	186,531
Chevron Corp.	159,064	13,351,832
Exxon Mobil Corp.	163,500	6,880,080
LUKOIL PJSC (Sponsored ADR)	33,660	2,304,700
OMV AG(b)	5,897	186,238
PetroChina Co., Ltd. - Class H	11,738,000	4,081,919
Petroleo Brasileiro SA (Preference Shares)	838,900	3,570,095
Repsol SA	669,803	5,281,888
Royal Dutch Shell PLC - Class B	1,224,674	17,190,082
TOTAL SA	267,632	10,128,185

		70,293,045

Oil & Gas Equipment & Services – 0.0%
Baker Hughes Co. - Class A	10,544	163,327

Oil & Gas Exploration & Production – 0.5%
Aker BP ASA(a)	81,823	1,558,080
EOG Resources, Inc.	70,858	3,319,697

		4,877,777

Company	Shares	U.S. $ Value

Oil & Gas Refining & Marketing – 0.4%
HollyFrontier Corp.	9,042	$248,655
JX Holdings, Inc.	397,500	1,393,877
Motor Oil Hellas Corinth Refineries SA	91,328	1,247,402
Tupras Turkiye Petrol Rafinerileri AS(b)	70,914	840,369

		3,730,303

Oil & Gas Storage & Transportation – 0.1%
Cheniere Energy, Inc.(b)	11,180	553,186

		79,617,638

Materials – 6.9%
Aluminum – 0.2%
Alcoa Corp.(b)	135,350	1,759,550

Commodity Chemicals – 0.3%
Mitsubishi Chemical Holdings Corp.	95,300	512,030
Mitsui Chemicals, Inc.	23,600	449,143
Orbia Advance Corp. SAB de CV	921,497	1,461,228

		2,422,401

Construction Materials – 0.3%
Fletcher Building Ltd.	741,800	1,667,461
Grupo Cementos de Chihuahua SAB de CV	258,307	1,226,828

		2,894,289

Copper – 0.6%
Antofagasta PLC	167,098	2,221,703
First Quantum Minerals Ltd.	158,317	1,337,974
Lundin Mining Corp.	236,251	1,322,843
OZ Minerals Ltd.	86,376	838,354

		5,720,874

Diversified Chemicals – 0.0%
Sumitomo Chemical Co., Ltd.	107,500	310,204

Diversified Metals & Mining – 2.1%
Anglo American PLC	83,981	2,033,018
BHP Group Ltd.	4,118	108,422
Boliden AB	70,192	1,916,815
Glencore PLC(b)	2,093,203	4,790,407
Korea Zinc Co., Ltd.	4,336	1,507,747
MMC Norilsk Nickel PJSC (ADR)(a)	33,837	892,282
Orocobre Ltd.(a) (b)	156,436	333,057
Rio Tinto PLC	130,306	7,932,011
Sumitomo Metal Mining Co., Ltd.	37,600	1,130,239

		20,643,998

Fertilizers & Agricultural Chemicals – 0.2%
Yara International ASA	43,000	1,813,906

Gold – 2.0%
Agnico Eagle Mines Ltd.	100,056	7,945,766
AngloGold Ashanti Ltd.	135,655	4,425,593
Evolution Mining Ltd.	634,290	2,709,693
Northern Star Resources Ltd.	144,500	1,640,036
Polyus PJSC (GDR)(c)	18,852	2,151,521
Wheaton Precious Metals Corp.	10,251	556,154

		19,428,763

Company	Shares	U.S. $ Value

Paper Products – 0.2%
Suzano SA(b)	288,600	$2,323,605

Precious Metals & Minerals – 0.2%
Industrias Penoles SAB de CV	83,368	1,243,421
Pan American Silver Corp.	10,378	387,785

		1,631,206

Specialty Chemicals – 0.4%
Chr Hansen Holding A/S	3,037	346,560
Evonik Industries AG	57,724	1,559,484
RPM International, Inc.	14,892	1,215,038
Teijin Ltd.	32,100	463,580
Umicore SA	12,360	583,727

		4,168,389

Steel – 0.4%
APERAM SA	70,230	2,000,468
ArcelorMittal SA(b)	163,748	1,812,982
Fortescue Metals Group Ltd.	6,420	79,911
Steel Dynamics, Inc.	2,118	58,054

		3,951,415

		67,068,600

Software & Services – 2.0%
Application Software – 0.5%
Adobe, Inc.(b)	952	422,993
Cadence Design Systems, Inc.(b)	12,126	1,324,765
Constellation Software, Inc./Canada	476	563,037
Dropbox, Inc. - Class A(b)	31,881	725,293
Fair Isaac Corp.(b)	1,129	495,845
Intuit, Inc.	4,705	1,441,471

		4,973,404

Data Processing & Outsourced Services – 0.4%
Mastercard, Inc. - Class A	4,096	1,263,739
Visa, Inc. - Class A	10,915	2,078,216

		3,341,955

Internet Services & Infrastructure – 0.2%
GDS Holdings Ltd. (ADR)(b)	17,220	1,382,594
VeriSign, Inc.(b)	1,629	344,827

		1,727,421

IT Consulting & Other Services – 0.0%
Atos SE(b)	2,077	177,602
Fujitsu Ltd.	1,500	200,843

		378,445

Systems Software – 0.9%
Fortinet, Inc.(b)	8,675	1,199,752

Company	Shares	U.S. $ Value

Microsoft Corp.	17,291	$3,544,828
NortonLifeLock, Inc.	48,646	1,043,457
Oracle Corp.	2,097	116,279
ServiceNow, Inc.(b)	3,307	1,452,434
Trend Micro, Inc./Japan	7,300	428,137
VMware, Inc. - Class A(b)	6,509	912,627

		8,697,514

		19,118,739

Pharmaceuticals & Biotechnology – 1.5%
Biotechnology – 0.4%
AbbVie, Inc.	8,141	772,662
Alnylam Pharmaceuticals, Inc.(a) (b)	965	140,658
Amgen, Inc.	2,685	656,939
Biogen, Inc.(b)	231	63,453
Gilead Sciences, Inc.	5,075	352,865
Incyte Corp.(b)	4,635	457,753
Sarepta Therapeutics, Inc.(b)	259	39,762
Vertex Pharmaceuticals, Inc.(b)	3,391	922,352

		3,406,444

Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories, Inc. - Class A(b)	2,309	1,211,971
Lonza Group AG	1,080	675,362
Mettler-Toledo International, Inc.(b)	613	573,155
Sartorius Stedim Biotech	2,111	660,283

		3,120,771

Pharmaceuticals – 0.8%
Bayer AG	10,897	723,926
Eli Lilly & Co.	9,188	1,380,865
Johnson & Johnson	886	129,143
Merck & Co., Inc.	20,015	1,606,004
Novo Nordisk A/S - Class B	13,769	903,419
Pfizer, Inc.	14,630	562,962
Roche Holding AG	3,729	1,291,563
UCB SA	5,175	664,945
Zoetis, Inc.	4,919	746,114

		8,008,941

		14,536,156

Retailing – 1.3%
Automotive Retail – 0.1%
O’Reilly Automotive, Inc.(b)	2,843	1,357,191

Computer & Electronics Retail – 0.1%
Best Buy Co., Inc.	8,421	838,647
Hikari Tsushin, Inc.	900	195,121

		1,033,768

Department Stores – 0.1%
Next PLC	9,668	682,386

Company	Shares	U.S. $ Value

General Merchandise Stores – 0.0%
Dollar General Corp.	1,415	$269,416

Home Improvement Retail – 0.3%
Home Depot, Inc. (The)	3,729	990,013
Lowe’s Cos., Inc.	10,243	1,525,285

		2,515,298

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(b)	1,140	3,607,735
Booking Holdings, Inc.(b)	691	1,148,532
eBay, Inc.	23,427	1,295,045
Zalando SE(b) (c)	8,824	637,006

		6,688,318

		12,546,377

Food Beverage & Tobacco – 1.2%
Packaged Foods & Meats – 0.9%
a2 Milk Co., Ltd.(b)	36,658	510,823
Ajinomoto Co., Inc.	11,800	213,103
Hershey Co. (The)	7,390	1,074,580
JBS SA	764,500	3,156,747
Mowi ASA	113,095	2,053,933
Nestle SA	8,623	1,025,462
WH Group Ltd.(c)	329,500	293,307

		8,327,955

Soft Drinks – 0.0%
Monster Beverage Corp.(b)	1,553	121,879

Tobacco – 0.3%
Altria Group, Inc.	28,946	1,191,128
Philip Morris International, Inc.	17,662	1,356,618
Swedish Match AB	6,410	493,883

		3,041,629

		11,491,463

Utilities – 1.1%

Electric Utilities – 0.6%
Endesa SA	13,587	387,595
Enel SpA	427,620	3,917,224
Red Electrica Corp. SA	29,704	579,073
Terna Rete Elettrica Nazionale SpA	87,902	655,991

		5,539,883

Gas Utilities – 0.2%
Snam SpA	116,903	622,328
UGI Corp.	33,513	1,117,323

		1,739,651

Independent Power Producers & Energy Traders – 0.2%
AES Corp (The)	26,746	407,342
NRG Energy, Inc.	12,746	430,942
Vistra Corp.	62,511	1,166,455

		2,004,739

Company	Shares	U.S. $ Value

Multi-Utilities – 0.1%
Atco Ltd./Canada - Class I	12,827	$399,141
CenterPoint Energy, Inc.	4,698	89,309
Sempra Energy	8,349	1,039,117

		1,527,567

		10,811,840

Media & Entertainment – 1.0%
Advertising – 0.1%
Omnicom Group, Inc.	20,142	1,082,230

Interactive Home Entertainment – 0.3%
Activision Blizzard, Inc.	16,829	1,390,580
Electronic Arts, Inc.(b)	9,590	1,358,136
Ubisoft Entertainment SA(b)	5,093	425,380

		3,174,096

Interactive Media & Services – 0.6%
Alphabet, Inc. - Class A(b)	607	903,185
Alphabet, Inc. - Class C(b)	478	708,855
Facebook, Inc. - Class A(b)	12,219	3,099,594
Z Holdings Corp.	118,500	630,151

		5,341,785

Movies & Entertainment – 0.0%
Netflix, Inc.(b)	315	153,997

		9,752,108

Diversified Financials – 1.0%
Asset Management & Custody Banks – 0.2%
Ameriprise Financial, Inc.	7,821	1,201,540
Amundi SA(b) (c)	1,963	149,350
EQT AB	24,530	579,907

		1,930,797

Financial Exchanges & Data – 0.4%
FactSet Research Systems, Inc.	3,437	1,190,233
Moody’s Corp.	4,609	1,296,512
S&P Global, Inc.	3,316	1,161,429
Singapore Exchange Ltd.	29,800	177,766
TMX Group Ltd.	4,699	480,337

		4,306,277

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The)	5,884	1,164,797
Nomura Holdings, Inc.	122,500	576,506

		1,741,303

Multi-Sector Holdings – 0.1%
Kinnevik AB - Class B	18,439	649,061

Company	Shares	U.S. $ Value

Other Diversified Financial Services – 0.1%
M&G PLC	399,254	$835,616

		9,463,054

Consumer Durables & Apparel – 0.8%
Apparel, Accessories & Luxury Goods – 0.1%
Pandora A/S	10,086	641,482

Consumer Electronics – 0.1%
Garmin Ltd.	7,503	739,721

Homebuilding – 0.6%
Construtora Tenda SA	187,200	1,198,944
Corp. GEO SAB de CV Series B(b) (d) (e)	1,321	0
Desarrolladora Homex SAB de CV(b)	1,590	4
MRV Engenharia e Participacoes SA	203,700	747,394
NVR, Inc.(b)	203	797,820
Persimmon PLC(b)	42,440	1,324,985
PulteGroup, Inc.	49,850	2,173,460
Urbi Desarrollos Urbanos SAB de CV(b)	9	7

		6,242,614

Household Appliances – 0.0%
Electrolux AB - Class B	23,870	448,605

		8,072,422

Semiconductors & Semiconductor Equipment – 0.8%
Semiconductor Equipment – 0.4%
Applied Materials, Inc.	20,622	1,326,613
ASML Holding NV	2,605	926,176
Lam Research Corp.	1,655	624,200
Teradyne, Inc.	14,344	1,276,042

		4,153,031

Semiconductors – 0.4%
Intel Corp.	30,530	1,457,197
QUALCOMM, Inc.	16,555	1,748,373
STMicroelectronics NV	22,296	626,454

		3,832,024

		7,985,055

Capital Goods – 0.8%
Aerospace & Defense – 0.0%
BAE Systems PLC	58,296	373,613

Building Products – 0.2%
Cie de Saint-Gobain(b)	11,773	435,542
LIXIL Group Corp.	35,700	476,518
Masco Corp.	14,079	804,756

		1,716,816

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	4,353	100,975
Shimizu Corp.	60,600	434,418

		535,393

Company	Shares	U.S. $ Value

Construction & Farm Machinery & Heavy Trucks – 0.1%
Cummins, Inc.	4,281	$827,346

Electrical Components & Equipment – 0.2%
Acuity Brands, Inc.	11,373	1,127,064
Legrand SA	8,201	634,415
Prysmian SpA	23,761	607,610

		2,369,089

Industrial Conglomerates – 0.1%
Toshiba Corp.(a)	18,200	556,577

Industrial Machinery – 0.1%
Atlas Copco AB - Class B SHS	12,517	484,441
Mitsubishi Heavy Industries Ltd.	22,600	525,757

		1,010,198

		7,389,032

Health Care Equipment & Services – 0.7%
Health Care Distributors – 0.1%
AmerisourceBergen Corp. - Class A	11,608	1,163,005

Health Care Equipment – 0.2%
Cochlear Ltd.	3,680	502,186
Edwards Lifesciences Corp.(b)	15,333	1,202,261
Insulet Corp.(b)	1,616	328,630

		2,033,077

Health Care Supplies – 0.1%
Coloplast A/S - Class B	3,831	653,941

Health Care Technology – 0.1%
Cerner Corp.	16,711	1,160,579

Managed Health Care – 0.2%
Humana, Inc.	2,079	815,904
Molina Healthcare, Inc.(b)	6,516	1,203,505

		2,019,409

		7,030,011

Technology Hardware & Equipment – 0.7%
Communications Equipment – 0.1%
Nokia Oyj	91,691	440,128

Electronic Equipment & Instruments – 0.1%
Hitachi Ltd.	13,100	392,398

Technology Distributors – 0.0%
Arrow Electronics, Inc.(b)	5,292	379,013

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	12,188	5,180,387

		6,391,926

Transportation – 0.5%
Highways & Railtracks – 0.4%
Transurban Group(a)	406,135	4,017,287

Company	Shares	U.S. $ Value
Railroads – 0.1%
Canadian Pacific Railway Ltd.	1,285	$353,396
Tobu Railway Co., Ltd.	6,000	168,023
West Japan Railway Co.	2,400	103,644

		625,063

Trucking – 0.0%
Nippon Express Co., Ltd.	9,700	461,129

		5,103,479

Industrials – 0.4%
Building Products – 0.2%
Carrier Global Corp.	45,991	1,252,795
Otis Worldwide Corp.	21,140	1,326,323

		2,579,118

Electrical Equipment – 0.1%
Rockwell Automation, Inc.	2,343	511,102

Trading Companies & Distributors – 0.1%
WW Grainger, Inc.	3,524	1,203,552

		4,293,772

Insurance – 0.3%
Life & Health Insurance – 0.3%
Aegon NV	162,112	475,051
AIA Group Ltd.	6,400	57,708
CNP Assurances(b)	31,725	385,329
iA Financial Corp., Inc.	9,277	325,729
Japan Post Holdings Co., Ltd.	22,100	150,939
Legal & General Group PLC	53,589	148,349
MetLife, Inc.	25,179	953,025
Sun Life Financial, Inc.	11,728	457,142

		2,953,272

Multi-line Insurance – 0.0%
Aviva PLC	114,736	394,583

		3,347,855

Banks – 0.3%
Diversified Banks – 0.2%
Bank of America Corp.	2,204	54,835
BNP Paribas SA(b)	5,243	211,522
FinecoBank Banca Fineco SpA(b)	42,915	625,605
JPMorgan Chase & Co.	4,066	392,938
National Bank of Canada	3,626	171,196
Societe Generale SA(b)	20,719	318,976

		1,775,072

Regional Banks – 0.1%
Mebuki Financial Group, Inc.	228,900	509,203
SVB Financial Group(b)	3,549	795,935
		1,305,138

		3,080,210

Company	Shares	U.S. $ Value

Consumer Services – 0.2%
Casinos & Gaming – 0.1%
La Francaise des Jeux SAEM(c)	14,741	$539,962

Leisure Facilities – 0.1%
Planet Fitness, Inc.(b)	13,700	715,140

Restaurants – 0.0%
Domino’s Pizza, Inc.	1,267	489,835

		1,744,937

Household & Personal Products – 0.2%
Household Products – 0.1%
Kimberly-Clark Corp.	2,064	313,811
Procter & Gamble Co. (The)	3,394	445,021

		758,832

Personal Products – 0.1%
Unilever PLC	15,639	931,224

		1,690,056

Automobiles & Components – 0.2%
Auto Parts & Equipment – 0.1%
Aisin Seiki Co., Ltd.	2,000	57,762
JTEKT Corp.	40,200	267,540
Lear Corp.	1,412	155,857
Magna International, Inc. - Class A (Canada)	10,138	468,583

		949,742

Automobile Manufacturers – 0.0%
Nissan Motor Co., Ltd.	16,300	55,755
Tesla, Inc.(b)	77	110,169

		165,924

Tires & Rubber – 0.1%
Sumitomo Rubber Industries Ltd.	48,500	403,491

		1,519,157

Food & Staples Retailing – 0.1%
Food Retail – 0.1%
J Sainsbury PLC	66,431	161,915
Koninklijke Ahold Delhaize NV	24,464	704,584

		866,499

Hypermarkets & Super Centers – 0.0%
Coles Group Ltd.	41,820	542,184

		1,408,683

Commercial & Professional Services – 0.1%
Diversified Support Services – 0.0%
Copart, Inc.(b)	509	47,464

Human Resource & Employment Services – 0.0%
Adecco Group AG	771	36,433
Persol Holdings Co., Ltd.	7,600	96,082

		132,515

Company		Shares	U.S. $ Value

Research & Consulting Services – 0.1%
RELX PLC (London)		37,308	$785,414

			965,393

Information Technology – 0.0%
Communications Equipment – 0.0%
Telefonaktiebolaget LM Ericsson - Class B		18,451	214,679

Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Fisher & Paykel Healthcare Corp., Ltd.		6,260	149,954

Consumer Discretionary – 0.0%
Household Durables – 0.0%
SEB SA		687	113,439

Total Common Stocks (cost $669,092,173)			630,182,651

INVESTMENT COMPANIES – 4.8%
Funds and Investment Trusts – 4.8%(f)
iShares Global Energy ETF(a)		361,757	6,808,267
iShares MSCI Global Metals & Mining Producers ETF(a)		559,596	14,767,739
VanEck Vectors Agribusiness ETF		54,379	3,471,555
VanEck Vectors Gold Miners ETF		383,255	16,456,970
Vanguard Global ex-U.S. Real Estate ETF		106,121	5,030,135

Total Investment Companies (cost $38,623,857)			46,534,666

		Principal Amount (000)

INFLATION-LINKED SECURITIES – 3.9%
Japan – 3.9%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026 (cost $36,777,880)	JPY	4,004,288	37,695,646

		Shares

SHORT-TERM INVESTMENTS – 20.8%
Investment Companies – 20.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(f) (g) (h) (cost $202,710,085)		202,710,085	202,710,085

	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 94.3% (cost $947,203,995)		$917,123,048

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(f) (g) (h) (cost $4,684,245)	4,684,245	4,684,245

Total Investments – 94.8% (cost $951,888,240)(i)		921,807,293
Other assets less liabilities – 5.2%		50,347,503

Net Assets – 100.0%		$972,154,796

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	161	October 2020	$7,111,370	$249,843
Brent Crude Futures	212	April 2021	9,711,720	1,493,871
Brent Crude Futures	159	October 2021	7,441,200	1,039,957
Brent Crude Futures	108	April 2022	5,163,480	614,073
Brent Crude Futures	104	October 2022	5,059,600	528,554
Copper Futures	23	December 2020	1,662,038	170,203
Gasoline RBOB Futures	128	November 2020	5,832,422	195,025
Gold 100 OZ Futures	209	December 2020	41,505,310	2,863,067
KC HRW Wheat Futures	46	September 2020	1,017,750	(904)
LME Nickel Futures	12	September 2020	990,972	10,586
LME Nickel Futures	37	December 2020	3,066,153	350,427
LME Zinc Futures	35	November 2020	2,031,313	98,994
Low Sulphur Gasoil Futures	145	December 2020	5,473,750	(168,958)
Mini MSCI EAFE Futures	103	September 2020	9,340,040	204,000
Natural Gas Futures	818	November 2020	22,846,740	1,690,321
Palladium Futures	4	September 2020	858,120	(94,785)
S&P 500 E-Mini Futures	255	September 2020	41,609,625	2,568,368
S&P/TSX 60 Index Futures	8	September 2020	1,153,189	77,710
Silver Futures	23	September 2020	2,784,840	613,344
Silver Futures	41	December 2020	5,016,145	235,977
Soybean Meal Futures	272	December 2020	8,086,560	108,745
Soybean Oil Futures	532	December 2020	9,818,592	592,199
WTI Crude Futures	220	May 2021	9,369,800	1,610,202
WTI Crude Futures	175	November 2021	7,600,250	1,197,210
WTI Crude Futures	119	May 2022	5,239,570	702,888
WTI Crude Futures	115	November 2022	5,132,450	598,525
Sold Contracts
10 Yr Japan Bond (OSE) Futures	10	September 2020	14,394,218	(24,482)
LME Nickel Futures	50	September 2020	4,129,050	(114,967)
LME Nickel Futures	37	December 2020	3,066,153	(532,326)
MSCI Emerging Markets Futures	185	September 2020	9,891,025	(816,048)
WTI Crude Futures	171	November 2020	7,048,620	(7,969)

				$16,053,650

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	3,975	EUR	3,499	08/06/2020	$146,668
Australia and New Zealand Banking Group Ltd.	JPY	123,228	USD	1,153	08/07/2020	(11,310)
Australia and New Zealand Banking Group Ltd.	CNY	16,390	USD	2,337	09/14/2020	(2,836)
Bank of America, NA	USD	2,239	CAD	3,046	08/06/2020	34,595
Bank of America, NA	USD	2,276	JPY	242,799	08/07/2020	17,609
Bank of America, NA	EUR	1,375	USD	1,573	09/14/2020	(47,845)
Bank of America, NA	RUB	150,533	USD	2,101	09/14/2020	83,566
Bank of America, NA	USD	610	GBP	494	09/14/2020	36,966
Bank of America, NA	USD	745	JPY	79,854	09/14/2020	9,255
Bank of America, NA	USD	1,153	CLP	903,874	09/17/2020	41,418
Barclays Bank PLC	NZD	3,605	USD	2,320	08/06/2020	(70,662)
Barclays Bank PLC	JPY	184,165	USD	1,721	08/07/2020	(19,267)
Barclays Bank PLC	KRW	9,856,511	USD	8,081	08/13/2020	(166,304)
Barclays Bank PLC	MYR	5,800	USD	1,373	08/13/2020	2,945
Barclays Bank PLC	MYR	73,886	USD	16,937	08/13/2020	(513,370)
Barclays Bank PLC	USD	2,345	AUD	3,265	08/13/2020	(12,330)
Barclays Bank PLC	USD	5,506	KRW	6,670,936	08/13/2020	76,090
Barclays Bank PLC	USD	2,386	KRW	2,828,533	08/13/2020	(19,496)
Barclays Bank PLC	USD	19,523	MYR	84,325	08/13/2020	392,469
Barclays Bank PLC	USD	7,186	MYR	29,722	08/13/2020	(166,297)
Barclays Bank PLC	GBP	7,312	USD	9,323	08/19/2020	(248,802)
Barclays Bank PLC	ILS	11,843	USD	3,433	08/19/2020	(46,076)
Barclays Bank PLC	PHP	321,387	USD	6,366	08/19/2020	(174,230)
Barclays Bank PLC	USD	14,771	EUR	13,018	08/19/2020	568,815
Barclays Bank PLC	USD	7,081	PHP	359,851	08/19/2020	241,019
Barclays Bank PLC	USD	4,386	CNY	31,481	08/20/2020	115,965
Barclays Bank PLC	USD	2,291	TWD	67,292	08/20/2020	3,099
Barclays Bank PLC	USD	4,262	TWD	124,685	08/20/2020	(12,034)
Barclays Bank PLC	USD	6,914	THB	218,884	08/27/2020	104,702
Barclays Bank PLC	NOK	11,030	USD	1,189	09/14/2020	(23,550)
Barclays Bank PLC	USD	692	CNY	4,925	09/14/2020	11,254
Barclays Bank PLC	USD	1,726	JPY	185,053	09/14/2020	22,945
Barclays Bank PLC	USD	2,154	RUB	159,425	09/14/2020	(17,330)
Barclays Bank PLC	IDR	9,019,779	USD	606	10/15/2020	217
Barclays Bank PLC	CNY	40,700	USD	5,763	10/19/2020	(35,184)
Barclays Bank PLC	TWD	336,050	USD	11,525	10/19/2020	(16,176)
Barclays Bank PLC	USD	5,869	TWD	170,410	10/19/2020	(16,556)
BNP Paribas SA	USD	3,342	CAD	4,599	08/06/2020	91,880
BNP Paribas SA	USD	1,170	NZD	1,755	08/06/2020	(5,591)
BNP Paribas SA	USD	6,846	MXN	153,293	08/07/2020	38,834
BNP Paribas SA	AUD	4,892	USD	3,466	08/13/2020	(29,245)
BNP Paribas SA	KRW	10,144,830	USD	8,391	08/13/2020	(96,900)
BNP Paribas SA	USD	3,374	CNY	23,868	08/13/2020	40,722
BNP Paribas SA	USD	2,480	TWD	73,041	08/20/2020	9,696
BNP Paribas SA	USD	1,112	THB	34,278	08/27/2020	(12,506)
Brown Brothers Harriman & Co.	USD	952	HKD	7,381	08/13/2020	412
Citibank, NA	CAD	6,222	USD	4,597	08/06/2020	(47,947)
Citibank, NA	USD	6,833	NZD	10,726	08/06/2020	279,946
Citibank, NA	EUR	5,021	JPY	604,771	08/07/2020	(200,887)
Citibank, NA	USD	10,756	KRW	13,023,094	08/13/2020	140,696
Citibank, NA	SEK	32,323	USD	3,630	08/19/2020	(52,190)
Citibank, NA	USD	8,945	NOK	81,684	08/19/2020	30,533
Citibank, NA	USD	2,073	TWD	60,748	08/20/2020	(1,788)
Citibank, NA	CHF	2,141	EUR	2,001	08/28/2020	15,774
Citibank, NA	CHF	2,169	USD	2,303	08/28/2020	(70,975)
Citibank, NA	USD	1,231	ZAR	20,614	09/03/2020	(28,854)
Citibank, NA	AUD	2,245	USD	1,556	09/14/2020	(48,562)
Citibank, NA	CNY	5,437	USD	767	09/14/2020	(9,447)
Citibank, NA	JPY	305,221	USD	2,847	09/14/2020	(38,148)
Citibank, NA	USD	698	EUR	615	09/14/2020	27,382

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	827	SGD	1,156	09/14/2020	$14,219
Citibank, NA	PEN	4,049	USD	1,150	09/17/2020	4,724
Citibank, NA	USD	2,306	CLP	1,799,603	09/17/2020	72,404
Citibank, NA	USD	3,553	COP	12,978,826	09/17/2020	(87,784)
Citibank, NA	GBP	3,651	EUR	4,026	09/18/2020	(33,133)
Citibank, NA	USD	1,175	NOK	10,644	10/16/2020	(5,663)
Citibank, NA	USD	4,611	SEK	41,626	10/16/2020	133,110
Credit Suisse International	USD	1,294	MXN	28,995	08/07/2020	8,513
Credit Suisse International	CHF	1,912	USD	2,094	08/19/2020	2,644
Credit Suisse International	ILS	23,632	USD	6,863	08/19/2020	(79,427)
Credit Suisse International	USD	1,274	AUD	1,856	09/14/2020	52,478
Credit Suisse International	USD	11,390	CNY	79,963	10/19/2020	1,942
Deutsche Bank AG	MXN	39,056	USD	1,742	08/07/2020	(12,602)
Deutsche Bank AG	AUD	3,386	USD	2,358	08/13/2020	(60,779)
Deutsche Bank AG	GBP	1,304	USD	1,646	08/19/2020	(60,841)
Deutsche Bank AG	PHP	447,675	USD	9,015	08/19/2020	(94,808)
Deutsche Bank AG	SEK	15,278	USD	1,743	08/19/2020	2,586
Deutsche Bank AG	USD	858	NOK	7,832	08/19/2020	2,093
Deutsche Bank AG	USD	2,011	ZAR	33,489	09/03/2020	(57,979)
Deutsche Bank AG	ZAR	20,614	USD	1,238	09/03/2020	35,688
Deutsche Bank AG	PEN	22,916	USD	6,516	09/17/2020	35,434
Deutsche Bank AG	USD	1,145	PEN	4,049	09/17/2020	(366)
Goldman Sachs Bank USA	BRL	86,620	USD	16,676	08/04/2020	71,381
Goldman Sachs Bank USA	USD	4,041	BRL	22,052	08/04/2020	186,267
Goldman Sachs Bank USA	USD	12,437	BRL	64,568	08/04/2020	(59,595)
Goldman Sachs Bank USA	CAD	9,387	USD	6,840	08/06/2020	(168,781)
Goldman Sachs Bank USA	USD	2,372	CAD	3,178	08/06/2020	1,155
Goldman Sachs Bank USA	MXN	50,912	USD	2,265	08/07/2020	(21,892)
Goldman Sachs Bank USA	USD	10,201	MXN	228,286	08/07/2020	52,280
Goldman Sachs Bank USA	USD	2,295	KRW	2,759,253	08/13/2020	14,140
Goldman Sachs Bank USA	USD	2,403	NZD	3,631	08/13/2020	4,839
Goldman Sachs Bank USA	CHF	1,022	USD	1,093	08/19/2020	(24,729)
Goldman Sachs Bank USA	NZD	4,127	USD	2,736	08/19/2020	(663)
Goldman Sachs Bank USA	PHP	350,209	USD	6,854	08/19/2020	(271,957)
Goldman Sachs Bank USA	USD	1,615	EUR	1,373	08/19/2020	2,670
Goldman Sachs Bank USA	TWD	33,227	USD	1,115	08/20/2020	(17,699)
Goldman Sachs Bank USA	CHF	3,230	EUR	3,027	08/28/2020	32,721
Goldman Sachs Bank USA	USD	1,096	CHF	1,057	08/28/2020	60,396
Goldman Sachs Bank USA	BRL	43,793	USD	8,436	09/02/2020	51,581
Goldman Sachs Bank USA	USD	1,778	BRL	9,232	09/02/2020	(10,873)
Goldman Sachs Bank USA	CNY	12,508	USD	1,760	09/14/2020	(26,212)
Goldman Sachs Bank USA	EUR	1,772	USD	2,055	09/14/2020	(33,956)
Goldman Sachs Bank USA	ILS	4,198	USD	1,224	09/14/2020	(9,477)
Goldman Sachs Bank USA	USD	2,295	JPY	245,640	09/14/2020	27,135
Goldman Sachs Bank USA	USD	9,807	RUB	699,389	09/14/2020	(433,077)
Goldman Sachs Bank USA	USD	4,559	SGD	6,307	09/14/2020	31,873
Goldman Sachs Bank USA	CLP	4,010,661	USD	5,139	09/17/2020	(161,051)
Goldman Sachs Bank USA	USD	1,313	CLP	1,005,530	09/17/2020	15,966
Goldman Sachs Bank USA	USD	15,262	INR	1,158,450	10/15/2020	78,802
Goldman Sachs Bank USA	CZK	259,697	USD	11,654	10/22/2020	(6,681)
Goldman Sachs Bank USA	USD	6,074	CZK	135,359	10/22/2020	3,482
Goldman Sachs Bank USA	USD	6,852	HUF	2,014,492	10/22/2020	35,419
HSBC Bank USA	KRW	1,559,713	USD	1,263	08/13/2020	(42,196)
HSBC Bank USA	USD	5,496	CNY	38,967	08/13/2020	78,911
HSBC Bank USA	ILS	11,987	USD	3,504	08/19/2020	(17,537)
HSBC Bank USA	USD	4,599	ILS	15,821	08/19/2020	48,051
HSBC Bank USA	USD	1,315	CNY	9,309	08/20/2020	16,115
HSBC Bank USA	USD	3,447	SGD	4,788	08/27/2020	37,871
HSBC Bank USA	EUR	4,018	CHF	4,311	08/28/2020	(18,422)
HSBC Bank USA	HKD	92,792	USD	11,939	08/31/2020	(34,103)
HSBC Bank USA	CNY	14,540	USD	2,036	09/14/2020	(40,524)
HSBC Bank USA	USD	3,076	CNY	21,562	09/14/2020	2,170
HSBC Bank USA	USD	5,087	SEK	46,463	10/16/2020	209,041
HSBC Bank USA	PLN	3,352	USD	894	10/22/2020	(1,101)
HSBC Bank USA	USD	2,396	PLN	8,956	10/22/2020	(3,316)
JPMorgan Chase Bank, NA	BRL	15,514	USD	2,875	08/04/2020	(99,276)
JPMorgan Chase Bank, NA	USD	2,982	BRL	15,514	08/04/2020	(7,573)
JPMorgan Chase Bank, NA	EUR	4,042	USD	4,752	08/06/2020	(9,613)
JPMorgan Chase Bank, NA	JPY	546,060	USD	5,077	08/07/2020	(81,968)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	MXN	25,336	USD	1,117	08/07/2020	$(20,640)
JPMorgan Chase Bank, NA	USD	685	KRW	820,970	08/13/2020	1,966
JPMorgan Chase Bank, NA	AUD	21,976	USD	15,337	08/19/2020	(364,765)
JPMorgan Chase Bank, NA	CAD	11,326	USD	8,439	08/19/2020	(17,093)
JPMorgan Chase Bank, NA	CHF	28,008	USD	29,785	08/19/2020	(853,446)
JPMorgan Chase Bank, NA	NOK	214,895	USD	22,911	08/19/2020	(700,842)
JPMorgan Chase Bank, NA	USD	29,765	CAD	40,253	08/19/2020	287,886
JPMorgan Chase Bank, NA	USD	5,789	ILS	19,751	08/19/2020	12,940
JPMorgan Chase Bank, NA	USD	2,430	JPY	260,486	08/19/2020	31,177
JPMorgan Chase Bank, NA	USD	22,742	SEK	207,780	08/19/2020	926,322
JPMorgan Chase Bank, NA	TWD	168,037	USD	5,745	08/20/2020	16,707
JPMorgan Chase Bank, NA	TWD	130,064	USD	4,351	08/20/2020	(82,570)
JPMorgan Chase Bank, NA	USD	3,702	CNY	26,183	08/20/2020	42,413
JPMorgan Chase Bank, NA	USD	3,553	TWD	105,496	08/20/2020	42,923
JPMorgan Chase Bank, NA	USD	1,165	BRL	6,078	09/02/2020	(1,548)
JPMorgan Chase Bank, NA	USD	1,582	ZAR	26,297	09/03/2020	(48,311)
JPMorgan Chase Bank, NA	SEK	8,127	USD	867	09/14/2020	(59,144)
JPMorgan Chase Bank, NA	USD	1,235	AUD	1,796	09/14/2020	48,372
JPMorgan Chase Bank, NA	USD	1,230	EUR	1,082	09/14/2020	45,410
JPMorgan Chase Bank, NA	USD	1,413	GBP	1,110	09/14/2020	39,839
JPMorgan Chase Bank, NA	USD	870	SEK	7,703	09/14/2020	7,541
JPMorgan Chase Bank, NA	COP	4,517,692	USD	1,227	09/17/2020	21,115
JPMorgan Chase Bank, NA	COP	2,890,374	USD	770	09/17/2020	(1,555)
JPMorgan Chase Bank, NA	USD	770	CLP	582,480	09/17/2020	(536)
JPMorgan Chase Bank, NA	IDR	7,399,666	USD	498	10/15/2020	1,349
JPMorgan Chase Bank, NA	INR	57,627	USD	764	10/15/2020	460
JPMorgan Chase Bank, NA	USD	11,539	IDR	170,865,107	10/15/2020	(68,432)
JPMorgan Chase Bank, NA	HUF	1,305,760	USD	4,439	10/22/2020	(25,345)
Morgan Stanley Co, Inc.	BRL	38,787	USD	7,128	08/04/2020	(307,833)
Morgan Stanley Co, Inc.	USD	7,454	BRL	38,787	08/04/2020	(18,934)
Morgan Stanley Co, Inc.	USD	4,527	EUR	4,004	08/06/2020	189,528
Morgan Stanley Co, Inc.	JPY	9,592,070	USD	88,105	08/07/2020	(2,513,357)
Morgan Stanley Co, Inc.	USD	5,315	JPY	578,578	08/07/2020	151,171
Morgan Stanley Co, Inc.	USD	1,483	JPY	155,707	08/07/2020	(11,962)
Morgan Stanley Co, Inc.	NZD	3,631	AUD	3,386	08/13/2020	10,693
Morgan Stanley Co, Inc.	USD	2,525	KRW	3,029,927	08/13/2020	10,526
Morgan Stanley Co, Inc.	AUD	3,890	USD	2,765	08/19/2020	(14,444)
Morgan Stanley Co, Inc.	ILS	26,765	USD	7,788	08/19/2020	(74,408)
Morgan Stanley Co, Inc.	EUR	4,991	CHF	5,332	08/28/2020	(48,702)
Morgan Stanley Co, Inc.	AUD	2,784	USD	1,934	09/14/2020	(55,997)
Morgan Stanley Co, Inc.	JPY	285,117	USD	2,649	09/14/2020	(45,365)
Morgan Stanley Co, Inc.	USD	5,865	EUR	5,112	09/14/2020	161,511
Morgan Stanley Co, Inc.	USD	645	GBP	513	09/14/2020	27,026
Morgan Stanley Co, Inc.	USD	553	ILS	1,898	09/14/2020	4,983
Morgan Stanley Co, Inc.	COP	4,249,525	USD	1,152	09/17/2020	17,670
Morgan Stanley Co, Inc.	PEN	12,128	USD	3,437	09/17/2020	7,026
Morgan Stanley Co, Inc.	SEK	20,788	EUR	2,002	10/16/2020	(6,970)
Natwest Markets PLC	CAD	10,758	USD	7,902	08/06/2020	(130,174)
Natwest Markets PLC	NZD	3,497	USD	2,318	08/06/2020	(1,583)
Natwest Markets PLC	USD	1,117	CAD	1,521	08/06/2020	18,048
Natwest Markets PLC	JPY	519,935	USD	4,844	08/07/2020	(68,152)
Natwest Markets PLC	CNY	54,977	USD	7,757	08/13/2020	(108,241)
Natwest Markets PLC	KRW	1,347,389	USD	1,124	08/13/2020	(3,229)
Natwest Markets PLC	MYR	14,284	USD	3,431	08/13/2020	58,014
Natwest Markets PLC	JPY	216,154	USD	2,005	09/14/2020	(37,501)
Natwest Markets PLC	USD	810	EUR	711	09/14/2020	28,673
Natwest Markets PLC	USD	1,438	JPY	153,518	09/14/2020	13,438
Natwest Markets PLC	USD	2,398	SEK	21,207	09/14/2020	18,793
Natwest Markets PLC	CLP	9,528,299	USD	12,267	09/17/2020	(324,735)
Natwest Markets PLC	COP	8,455,676	USD	2,312	09/17/2020	54,279
Natwest Markets PLC	USD	4,334	TWD	127,440	11/10/2020	52,867
Societe Generale	USD	3,022	CAD	4,049	08/06/2020	608
Societe Generale	USD	5,855	JPY	621,484	08/07/2020	16,058
Standard Chartered Bank	BRL	9,232	USD	1,774	08/04/2020	4,506
Standard Chartered Bank	USD	1,767	BRL	9,232	08/04/2020	2,405
Standard Chartered Bank	JPY	486,476	EUR	4,001	08/07/2020	117,799
Standard Chartered Bank	JPY	463,534	USD	4,322	08/07/2020	(56,856)
Standard Chartered Bank	HKD	164,927	USD	21,276	08/13/2020	(4,491)
Standard Chartered Bank	KRW	4,176,556	USD	3,466	08/13/2020	(28,522)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	2,456	KRW	2,975,078	08/13/2020	$33,115
Standard Chartered Bank	USD	8,300	PHP	413,902	08/19/2020	122,752
Standard Chartered Bank	CNY	49,868	USD	7,028	08/20/2020	(103,404)
Standard Chartered Bank	TWD	230,869	USD	7,776	08/20/2020	(93,789)
Standard Chartered Bank	USD	4,452	TWD	130,935	08/20/2020	11,335
Standard Chartered Bank	GBP	1,007	USD	1,232	09/14/2020	(86,105)
Standard Chartered Bank	USD	1,484	JPY	162,375	09/14/2020	50,458
Standard Chartered Bank	GBP	1,803	EUR	1,979	09/18/2020	(27,083)
State Street Bank & Trust Co.	CAD	3,410	USD	2,502	08/06/2020	(44,009)
State Street Bank & Trust Co.	EUR	10,643	USD	12,099	08/06/2020	(438,478)
State Street Bank & Trust Co.	USD	5,349	CAD	7,234	08/06/2020	52,130
State Street Bank & Trust Co.	JPY	41,748	USD	384	08/07/2020	(10,023)
State Street Bank & Trust Co.	MXN	51,973	USD	2,311	08/07/2020	(23,694)
State Street Bank & Trust Co.	USD	8,594	JPY	927,225	08/07/2020	165,650
State Street Bank & Trust Co.	GBP	307	USD	400	08/19/2020	(2,263)
State Street Bank & Trust Co.	THB	102,861	USD	3,223	08/27/2020	(75,157)
State Street Bank & Trust Co.	USD	708	THB	22,574	08/27/2020	15,467
State Street Bank & Trust Co.	CHF	2,632	USD	2,724	08/28/2020	(155,852)
State Street Bank & Trust Co.	USD	1,106	CHF	1,069	08/28/2020	63,301
State Street Bank & Trust Co.	AUD	612	USD	425	09/14/2020	(12,475)
State Street Bank & Trust Co.	EUR	1,472	USD	1,666	09/14/2020	(69,863)
State Street Bank & Trust Co.	USD	314	AUD	457	09/14/2020	12,375
State Street Bank & Trust Co.	USD	3,186	CNY	22,388	09/14/2020	10,190
State Street Bank & Trust Co.	USD	491	JPY	53,779	09/14/2020	17,187
State Street Bank & Trust Co.	USD	1,421	GBP	1,126	09/18/2020	53,157
State Street Bank & Trust Co.	DKK	6,640	USD	1,015	10/16/2020	(36,824)
State Street Bank & Trust Co.	NOK	21,305	USD	2,314	10/16/2020	(27,474)
State Street Bank & Trust Co.	USD	2,945	NOK	27,583	10/16/2020	86,597
UBS AG	NZD	7,121	USD	4,676	08/06/2020	(46,916)
UBS AG	USD	3,564	JPY	381,528	08/07/2020	40,353
UBS AG	USD	1,334	MXN	29,594	08/07/2020	(4,937)
UBS AG	USD	6,198	NZD	9,415	08/19/2020	45,911
UBS AG	CAD	1,089	USD	813	09/14/2020	123
UBS AG	USD	1,529	CHF	1,441	09/14/2020	48,777
UBS AG	USD	913	GBP	725	09/14/2020	35,854
UBS AG	NOK	27,583	USD	3,004	10/16/2020	(27,401)
UBS AG	USD	1,181	TWD	34,230	10/19/2020	(5,761)
UBS AG	TWD	127,440	USD	4,340	11/10/2020	(47,441)
UBS AG	USD	32,800	JPY	3,588,300	12/11/2020	1,160,274

						$(3,272,360)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	USD	246,010	04/26/2027	1.705%	CPI#	Maturity	$852,946	$—	$852,946
Goldman Sachs International	USD	69,760	04/26/2027	2.175%	CPI#	Maturity	(1,511,288)	—	(1,511,288)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	(210,737)	—	(210,737)
JPMorgan Chase Bank, NA	USD	34,880	04/26/2027	2.183%	CPI#	Maturity	(769,764)	—	(769,764)

							$(1,638,843)	$—	$(1,638,843)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	0.12%	Quarterly	USD	11,911	09/15/2020	$1,140,374
Bloomberg Livestock Subindex 3 Month Forward	0.30%	Quarterly	USD	1,643	09/15/2020	61,788
Bloomberg Petroleum Subindex 3 Month Forward	0.12%	Quarterly	USD	8,628	09/15/2020	559,473
Bloomberg Precious Metals Subindex	0.08%	Quarterly	USD	58,011	09/15/2020	8,810,592
Bloomberg Softs Subindex 3 Month Forward	0.18%	Quarterly	USD	2,156	09/15/2020	225,792
JPMorgan JMABRF34 Index(1)	0.60%	Quarterly	USD	28,274	09/15/2020	313,347
Merrill Lynch International
Bloomberg Grains Subindex 3 Month Forward	0.13%	Quarterly	USD	38,614	09/15/2020	(133,284)
Bloomberg Industrial Metals Subindex 3 Month Forward	0.16%	Quarterly	USD	43,086	09/15/2020	4,122,935
Bloomberg Livestock Subindex 3 Month Forward	0.15%	Quarterly	USD	12,129	09/15/2020	458,465
Bloomberg Softs Subindex 3 Month Forward	0.18%	Quarterly	USD	20,102	09/15/2020	2,105,611
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	0.16%	Quarterly	USD	10,312	09/15/2020	(36,009)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.30%	Quarterly	USD	11,200	08/17/2020	(1,574,579)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.18%	Quarterly	USD	28,896	12/15/2020	(17,924)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Minus 0.12%	Quarterly	USD	30,160	04/15/2021	$(596,291)

						$15,440,290

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA USD/CAD 10/26/2020*	6.40%	Maturity	USD	1,114	$(7,882)	$—	$(7,882)

*	Termination date

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $15,035,256 or 1.5% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,400,705 and gross unrealized depreciation of investments was $(128,906,797), resulting in net unrealized depreciation of $(3,506,092).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the (long/(short)) basket holdings underlying the total return swap with JPMorgan JMABRF34 Index as of July 31, 2020.

Security Description	Current Notional	Percent of Basket’s Value
LME Zinc Futures 09/2020	$(6,300,455)	(22.3)%
LME Zinc Futures 01/2021	6,281,764	22.2%
Coffee ‘C’ Futures 09/2020	(6,240,754)	(22.1)%
Coffee ‘C’ Futures 03/2021	6,212,749	22.0%
LME Nickel Futures 09/2020	(6,004,142)	(21.2)%
Copper Futures 03/2021	6,004,093	21.2%
Copper Futures 09/2020	(5,997,142)	(21.2)%
LME Nickel Futures 01/2021	5,996,863	21.2%
Natural Gas Futures 09/2020	(5,979,789)	(21.1)%
Wheat (CBT) Futures 09/2020	(5,973,605)	(21.1)%
Wheat (CBT) Futures 03/2021	5,965,219	21.1%
Live Cattle Futures 02/2021	5,937,869	21.0%
LME PRI Aluminum Futures 09/2020	(5,931,985)	(21.0)%
LME PRI Aluminum Futures 01/2021	5,906,573	20.9%
Live Cattle Futures 10/2020	(5,906,274)	(20.9)%
Brent Crude Futures 03/2021	5,876,760	20.8%
Soybean Oil Futures 12/2020	(5,849,739)	(20.7)%
Soybean Oil Futures 01/2021	5,842,432	20.7%
Brent Crude Futures 11/2020	(5,777,380)	(20.4)%
WTI Crude Futures 01/2021	5,731,040	20.3%

Security Description	Current Notional	Percent of Basket’s Value
Natural Gas Futures 01/2021	$5,721,936	20.2%
NY Harbor ULSD Futures 01/2021	5,683,615	20.1%
Cotton No. 2 Futures 12/2020	(5,664,344)	(20.0)%
NY Harbor ULSD Futures 09/2020	(5,662,416)	(20.0)%
Cotton No. 2 Futures 03/2021	5,656,293	20.0%
Gasoline RBOB Futures 01/2021	5,641,618	20.0%
WTI Crude Futures 09/2020	(5,626,688)	(19.9)%
Sugar #11 (World) Futures 10/2020	(5,598,946)	(19.8)%
KC HRW Wheat Futures 09/2020	(5,591,746)	(19.8)%
Sugar #11 (World) Futures 03/2021	5,591,550	19.8%
Gasoline RBOB Futures 09/2020	(5,579,830)	(19.7)%
Soybean Futures 01/2021	5,565,969	19.7%
KC HRW Wheat Futures 03/2021	5,559,490	19.7%
Soybean Futures 11/2020	(5,559,408)	(19.7)%
Lean Hogs Futures 02/2021	5,548,150	19.6%
Lean Hogs Futures 10/2020	(5,540,310)	(19.6)%
Soybean Meal Futures 12/2020	(5,504,770)	(19.5)%
Soybean Meal Futures 01/2021	5,499,645	19.5%
Corn Futures 03/2021	5,119,396	18.1%
Corn Futures 09/2020	(5,068,830)	(17.9)%

COUNTRY BREAKDOWN1

July 31, 2020 (unaudited)

37.5%	United States
8.9%	Japan
5.0%	United Kingdom
3.3%	China
2.9%	Germany
2.8%	Australia
2.5%	Canada
1.9%	France
1.9%	Hong Kong
1.3%	Sweden
0.9%	Brazil
0.9%	Norway
0.8%	South Africa
7.3%	Other
22.1%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Austria, Belgium, Chile, Denmark, Finland, Greece, Israel, Italy, Luxembourg, Mexico, Netherlands, New Zealand, Philippines, Russia, Singapore, South Korea, Spain, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$186,418,981	$148,857,635	$—		$335,276,616
Energy	30,578,103	49,039,535	—		79,617,638
Materials	23,882,049	43,186,551	—		67,068,600
Software & Services	18,312,157	806,582	—		19,118,739
Pharmaceuticals & Biotechnology	9,616,658	4,919,498	—		14,536,156
Retailing	11,031,864	1,514,513	—		12,546,377
Food Beverage & Tobacco	6,900,952	4,590,511	—		11,491,463
Utilities	4,649,629	6,162,211	—		10,811,840
Media & Entertainment	8,696,577	1,055,531	—		9,752,108
Diversified Financials	6,494,848	2,968,206	—		9,463,054
Consumer Durables & Apparel	5,657,350	2,415,072	0	(a)	8,072,422
Semiconductors & Semiconductor Equipment	6,432,425	1,552,630	—		7,985,055
Capital Goods	2,759,166	4,629,866	—		7,389,032
Health Care Equipment & Services	5,873,884	1,156,127	—		7,030,011
Technology Hardware & Equipment	5,559,400	832,526	—		6,391,926
Transportation	353,396	4,750,083	—		5,103,479
Industrials	4,293,772	—	—		4,293,772
Insurance	1,735,896	1,611,959	—		3,347,855
Banks	1,414,904	1,665,306	—		3,080,210
Consumer Services	1,204,975	539,962	—		1,744,937
Household & Personal Products	758,832	931,224	—		1,690,056
Automobiles & Components	734,609	784,548	—		1,519,157
Food & Staples Retailing	—	1,408,683	—		1,408,683
Commercial & Professional Services	47,464	917,929	—		965,393
Information Technology	—	214,679	—		214,679
Health Care	—	149,954	—		149,954
Consumer Discretionary	—	113,439	—		113,439
Investment Companies	46,534,666	—	—		46,534,666
Inflation-Linked Securities	—	37,695,646	—		37,695,646
Short-Term Investments	202,710,085	—	—		202,710,085
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,684,245	—	—		4,684,245

Total Investments in Securities	597,336,887	324,470,406 (b)	0		921,807,293
Other Financial Instruments(c):
Assets:
Futures	17,814,089	—	—		17,814,089
Forward Currency Exchange Contracts	—	8,530,621	—		8,530,621
Inflation (CPI) Swaps	—	852,946	—		852,946
Total Return Swaps	—	17,798,377	—		17,798,377
Liabilities:
Futures	(1,760,439)	—	—		(1,760,439)
Forward Currency Exchange Contracts	—	(11,802,981)	—		(11,802,981)
Inflation (CPI) Swaps	—	(2,491,789)	—		(2,491,789)
Total Return Swaps	—	(2,358,087)	—		(2,358,087)
Variance Swaps	—	(7,882)	—		(7,882)

Total	$613,390,537	$334,991,611	$0		$948,382,148

(a)	The Fund held securities with zero market value at period end.

(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,320	$1,046,372	$865,982	$202,710	$714
Government Money Market Portfolio*	9,974	645,938	651,228	4,684	376

Total	$32,294	$1,692,310	$1,517,210	$207,394	$1,090

* Investments of cash collateral for securities lending transactions.